Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) lease	Dec. 31, 2014 USD ($)
Eastern Branches
Related Party Transaction [Line Items]
Number of land leases | lease	1
Monthly payments of leases to director	$ 2,280
Lease term	2 years
Lease term renewal	5 years
Executive Officers, Directors, Principal Shareholders, and Entities Controlled by Foregoing
Related Party Transaction [Line Items]
Loans to executive officers, directors, and their associates	$ 18,000,000	$ 31,300,000
Additional loans made to related parties	3,500,000
Increase (decrease) in loans to related parties	16,800,000
Deposits from executive officers, directors, and their associates	$ 41,300,000	$ 36,600,000